Shareholder Report, Holdings (Details)	May 31, 2026
Fidelity Strategic Dividend & Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Strategic Dividend & Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Strategic Dividend & Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Strategic Dividend & Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Strategic Dividend & Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Strategic Dividend & Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Strategic Dividend & Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Strategic Dividend & Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Strategic Dividend & Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Strategic Dividend & Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Strategic Dividend & Income Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Strategic Dividend & Income Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Strategic Dividend & Income Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Strategic Dividend & Income Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Strategic Dividend & Income Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Strategic Dividend & Income Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Strategic Dividend & Income Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Strategic Dividend & Income Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Strategic Dividend & Income Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Strategic Dividend & Income Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Strategic Dividend & Income Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Strategic Dividend & Income Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	91.50%
Fidelity Strategic Dividend & Income Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Strategic Dividend & Income Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Strategic Dividend & Income Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Strategic Dividend & Income Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Strategic Dividend & Income Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Strategic Dividend & Income Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Strategic Dividend & Income Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Strategic Dividend & Income Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Strategic Dividend & Income Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Strategic Dividend & Income Fund | AADividendPayingEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	53.00%
Fidelity Strategic Dividend & Income Fund | AAConvertiblesMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Strategic Dividend & Income Fund | AAREITsMember
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Strategic Dividend & Income Fund | AAPreferredStockMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Strategic Dividend & Income Fund | AAMLPsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Strategic Dividend & Income Fund | AAGlobalInfrastructureEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Strategic Dividend & Income Fund | AACommodityEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Strategic Dividend & Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	91.50%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | AADividendPayingEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	53.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | AAConvertiblesMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | AAREITsMember
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | AAPreferredStockMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | AAMLPsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | AAGlobalInfrastructureEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | AACommodityEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	91.50%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | AADividendPayingEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	53.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | AAConvertiblesMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | AAREITsMember
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | AAPreferredStockMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | AAMLPsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | AAGlobalInfrastructureEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | AACommodityEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	91.50%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | AADividendPayingEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	53.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | AAConvertiblesMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | AAREITsMember
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | AAPreferredStockMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | AAMLPsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | AAGlobalInfrastructureEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | AACommodityEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	91.50%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | AADividendPayingEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	53.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | AAConvertiblesMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | AAREITsMember
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | AAPreferredStockMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | AAMLPsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | AAGlobalInfrastructureEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | AACommodityEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	91.50%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | AADividendPayingEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	53.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | AAConvertiblesMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | AAREITsMember
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | AAPreferredStockMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | AAMLPsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | AAGlobalInfrastructureEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | AACommodityEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%